As filed with the Securities and Exchange Commission on February 5, 2014

File Nos. 033-53414 and 811-07288

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ ]

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	27	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ ]

Amendment No.	30	[X]

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (650) 312-2000

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 4th day of February, 2014.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

(Registrant)

By: /s/KAREN L. SKIDMORE

Karen L. Skidmore,

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

CHRISTOPHER J. MOLUMPHY*	President and Chief
Christopher J. Molumphy	Executive Officer – Investment Management	Dated: February 4, 2014

LAURA F. FERGERSON*	Chief Executive
Laura F. Fergerson	Officer – Finance and Administration	Dated: February 4, 2014

GASTON GARDEY*	Chief Financial
Gaston Gardey	Officer and Chief Accounting Officer	Dated: February 4, 2014

HARRIS J. ASHTON*	Trustee	Dated: February 4, 2014
Harris J. Ashton

SAM GINN*	Trustee	Dated: February 4, 2014
Sam Ginn

EDITH E. HOLIDAY*	Trustee	Dated: February 4, 2014
Edith E. Holiday

GREGORY E. JOHNSON*	Trustee	Dated: February 4, 2014
Gregory E. Johnson

RUPERT H. JOHNSON, JR.*	Trustee	Dated: February 4, 2014
Rupert H. Johnson, Jr.

J. MICHAEL LUTTIG*	Trustee	Dated: February 4, 2014
J. Michael Luttig

FRANK A. OLSON*	Trustee	Dated: February 4, 2014
Frank A. Olson

LARRY D. THOMPSON*	Trustee	Dated: February 4, 2014
Larry D. Thompson

JOHN B. WILSON*	Trustee	Dated: February 4, 2014
John B. Wilson

*By: /s/KAREN L. SKIDMORE

 Karen L. Skidmore

 Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase